2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 0	$ 0
Cash in excess of FDIC insurance	0	0
Accumulated deficit	$ (3,153,020)	$ (1,539,721)
Warrants [Member]
Antidilutive shares	384,615	0